Property and Equipment, net (Schedule of Property and Equipment) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 30,942
Additions in property and equipment	2,755
Property and Equipment, Ending Balance	33,697
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(6,660)
Depreciation for the period	(379)
Accumulated Depreciation, Property and Equipment, Ending Balance	(7,039)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	24,282
Additions in property and equipment	2,755
Depreciation for the period	(379)
Property And Equipment Net, Ending Balance	$ 26,658